Fair Value Measurement - Summary of Assets and Liabilities Not Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Financial assets
Amortized cost securities	$ 20,115	$ 12,876
Residential mortgages	208,652	207,749
Personal	43,651	43,058
Credit card	12,755	12,673
Business and government	125,798	109,555
Financial liabilities
Business and government	257,502	240,149
Bank	11,224	14,380
Secured borrowings	38,895	42,607
Subordinated indebtedness	4,684	4,080
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	20,766	12,719
Residential mortgages	208,633	205,856
Personal	43,120	42,559
Credit card	12,335	12,255
Business and government	103,978	92,493
Investment in equity-accounted associates	85	101
Financial liabilities
Personal	55,629	50,105
Business and government	125,652	122,101
Bank	6,113	10,003
Secured borrowings	39,008	42,742
Subordinated indebtedness	4,925	4,340
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Investment in equity-accounted associates	9
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	20,242	12,283
Financial liabilities
Personal	53,994	48,116
Business and government	123,144	120,612
Bank	6,113	10,003
Secured borrowings	36,049	38,612
Subordinated indebtedness	4,925	4,340
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	524	436
Residential mortgages	208,633	205,856
Personal	43,120	42,559
Credit card	12,335	12,255
Business and government	103,978	92,493
Investment in equity-accounted associates	76	101
Financial liabilities
Personal	1,635	1,989
Business and government	2,508	1,489
Secured borrowings	$ 2,959	$ 4,130